Trade Receivables (Tables)	12 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Schedule of trade receivables	The Group’s trade receivables consisted of the following:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Gross trade receivables	$312,172	$173,849
Expected credit loss allowance	(4,045)	(376)
Total trade receivables	$308,127	$173,473

Schedule of movements in ECL allowance	The movements in the ECL allowance were as follows:

(U.S. $ in thousands)
As of June 30, 2020	$1,156
Change in estimate	(780)
As of June 30, 2021	$376
Change in estimate	3,669
As of June 30, 2022	$4,045

Schedule of aging analysis of trade receivables
The following table sets forth the information about the credit risk exposure on the Group's trade receivables using a provision matrix:

		Past due days
	Current	< 90 days	> 90 days	Total
	(U.S. $ in thousands except ECL rate)
As of June 30, 2022
ECL rate	—%	3.3%	23.1%
Trade receivables carrying amount	$256,418	$44,636	$11,118	$312,172
ECL allowance	—	1,479	2,566	4,045

As of June 30, 2021
ECL rate	—%	0.3%	20.9%
Trade receivables carrying amount	$157,804	$14,468	$1,577	$173,849
ECL allowance	6	41	329	376